Employee benefit plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer contribution, as a percent	3.00%
Maximum earnings for contribution	$ 275,000
Employer contribution	$ 2,500,000	$ 1,900,000